OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Other Long Term Assets [Abstract]
Long-term receivables	$ 396	$ 382
Contract asset	250	314
Restricted cash	177	81
Intangibles	10	15
Due from related parties	8	135
Other	100	84
Other long-term assets, net	$ 941	$ 1,011